INVESTMENT MANAGERS SERIES TRUST II

235 West Galena Street

Milwaukee, Wisconsin 53212

December 10, 2025

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust II (the “Registrant”) File No. 333-191476 and 811-22894 on behalf of the Astoria Real Assets ETF (the “Fund”)

Dear Sir or Madam:

On behalf of the Registrant, the Registrant is filing Post-Effective Amendment No. 477 to its Registration Statement on Form N-1A pursuant to Rule 485(a)(1) for the purposes of making material changes to the Fund’s principal investment strategies, principal risks of investing and making other non-material changes to the Fund’s Prospectus and Statement of Additional Information. A marked version of the Prospectus and Statement of Additional Information reflecting these changes are included in this filing for your review.

Please direct your comments to Diane J. Drake at (626) 385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/ Mel De Leon
Mel De Leon
Investment Managers Series Trust II